Summary of Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - Scienture Inc [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Options, Balance	655,000	560,000
Weighted- Average Exercise Price, Balance	$ 0.90	$ 0.83
Weighted-Average Remaining Term (Years), Balance	6 years 2 months 15 days	7 years 6 months 21 days	7 years 11 months 12 days
Outstanding Options, Granted	142,199	185,000
Weighted- Average Exercise Price, Granted	$ 1.13	$ 1.13
Outstanding Options, Exercised
Weighted- Average Exercise Price, Exercised
Outstanding Options, Cancelled and forfeited		(90,000)
Weighted- Average Exercise Price, Cancelled and forfeited
Outstanding Options, Balance	797,199	655,000	560,000
Weighted- Average Exercise Price, Balance	$ 0.94	$ 0.90	$ 0.83
Outstanding Options, Vested and exercisable	499,089	410,065
Outstanding Options, Vested and exercisable	$ 0.84	$ 0.84
Weighted-Average Remaining Term (Years), Vested and exercisable	5 years 7 months 13 days	6 years 10 months 2 days